Other financial assets measured at amortized cost (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Assets [Line Item]
Debt securities	$ 43,664	$ 40,646	$ 44,594
Loans to financial advisors	2,588	2,571	2,611
Fee- and commission-related receivables	2,774	1,927	1,812
Finance lease receivables	5,868	1,345	1,315
Settlement and clearing accounts	811	542	1,175
Accrued interest income	2,746	1,300	1,259
Other	6,477	847	499
Total other financial assets measured at amortized cost	64,928	$ 49,179	$ 53,264
Credit Suisse
Disclosure Of Financial Assets [Line Item]
Total other financial assets measured at amortized cost	$ 12,841